Consolidated Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of cash flows [abstract]
Cash and cash equivalents at beginning of period	$ 53,895	$ 69,851	$ 57,607	$ 77,108
Operating cash flows before changes in working capital	3,204	3,739	6,462	6,006
Changes in working capital	(1,466)	(367)	(4,145)	(2,575)
Cash generated from operations	1,738	3,372	2,317	3,431
Net Interest and Income taxes (paid)/received	(30)	62	175	239
Capital Expenditure & Financing (net)	(3,877)	(3,185)	(7,939)	(6,832)
Free cash flow	(2,169)	249	(5,447)	(3,162)
Share buyback		(3,096)	(434)	(4,929)
Payment of licence fee				(1,112)
Exchangeable Note interest payment	(2,300)	(2,300)	(2,300)	(2,300)
Once-off items		(727)		(1,628)
Cash and cash equivalents at end of period	$ 49,426	$ 63,977	$ 49,426	$ 63,977